Schedule of Effect of Reinsurance on Interest Credited to Contractholder Funds (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reinsurance [Line Items]
Direct interest credited to contractholder funds	$ 150,355	$ 161,283	$ 176,523
Ceded interest credited to contractholder funds	(6,032)	(6,855)	(8,457)
Interest credited to contractholder funds, net of reinsurance	144,340	154,447	168,085
Non-affiliate
Reinsurance [Line Items]
Assumed interest credited to contractholder funds	17	19	19
Ceded interest credited to contractholder funds	$ (6,032)	$ (6,855)	$ (8,457)